SHARE CAPITAL (Schedule of Warrant Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of warrants
Outstanding at beginning of year	4,000	4,000	4,000
Granted		48,055
Exercised		(48,055)
Canceled and forfeited	(4,000)
Outstanding at end of year		4,000	4,000
Exercisable at end of year		4,000	4,000
Weighted average exercise price
Outstanding at beginning of year	$ 20	$ 20	$ 20
Granted		0.38
Exercised		0.38
Canceled and forfeited	20
Outstanding at end of year		20	20
Exercisable at end of year		$ 20	$ 20